UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03131

                 ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

Company                                               Shares      U.S. $ Value
-------                                             ----------   --------------
COMMON STOCKS & OTHER INVESTMENTS-97.8%
Technology-85.1%
Communication Equipment-14.6%
Corning, Inc.(a)*                                    1,581,300   $   31,768,317
Juniper Networks, Inc.(a)*                           3,223,400       75,201,922
Motorola, Inc.*                                      1,971,700       43,692,872
QUALCOMM, Inc.*                                      2,497,100       99,284,696
Research In Motion Ltd.(a)                             162,800       10,010,572
Scientific-Atlanta, Inc.                               295,500       10,472,520
Telefonaktiebolaget Ericsson Lm                      6,247,617       20,471,604
ZTE Corp. Cl.A                                       3,976,600       11,768,631
                                                                 --------------
                                                                    302,671,134
                                                                 --------------

Computer Hardware/Storage-12.1%
Apple Computer, Inc.(a)*                             1,005,900       57,929,781
Dell, Inc.(a)*                                       1,591,650       50,741,802
EMC Corp.(a)                                         5,878,834       82,068,523
International Business Machines Corp.                  754,000       61,737,520
                                                                 --------------
                                                                    252,477,626
                                                                 --------------

Computer Services-6.1%
Alliance Data Systems Corp.(a)*                        317,700       11,297,412
Cap Gemini SA(a)                                       605,454       22,268,171
Fiserv, Inc.(a)*                                       792,970       34,636,930
Infosys Technologies, Ltd. (ADR)*                      852,500       57,970,000
                                                                 --------------
                                                                    126,172,513
                                                                 --------------

Contract Manufacturing-0.5%
Hon Hai Precision Industry Co., Ltd.                 2,298,728        9,934,872
                                                                 --------------
   Citigroup Global Markets warrants,
   expiring 1/17/07(b)
Electronic Components-0.7%
LG Philips LCD Co., Ltd. (ADR)(a)*                     789,600       15,010,296
                                                                 --------------

Internet-9.7%
Google, Inc. Cl.A(a)*                                  352,700      131,253,778
Yahoo!, Inc.(a)*                                     1,885,500       69,706,935
                                                                 --------------
                                                                    200,960,713
                                                                 --------------

Internet Infrastructure-0.5%
Fastweb(a)                                             231,833       10,554,681
                                                                 --------------
Semiconductor Capital Equipment-2.6%
Applied Materials, Inc.                              1,752,700       28,709,226
KLA-Tencor Corp.*                                      550,350       25,475,701
                                                                 --------------
                                                                     54,184,927
                                                                 --------------
Semiconductor Components-14.9%
Broadcom Corp. Cl.A(a)*                              1,714,300       72,789,178
Intel Corp.                                          2,395,400       56,291,900

Marvell Technology Group, Ltd.(a)*                   1,449,100       67,252,731
Samsung Electronics Co., Ltd. (GDR)(b)                  51,759       13,819,653
Taiwan Semiconductor Manufacturing Co., Ltd.
   ABN Amro Bank warrants,
   expiring 1/09/06(a)(b)                            8,945,474       13,776,030
Taiwan Semiconductor Manufacturing Co., Ltd.
   Merril Lynch International & Co. warrants,
   expiring 11/21/05(a)                             13,602,000       27,122,388
Texas Instruments, Inc.                              2,083,700       59,489,635
                                                                 --------------
                                                                    310,541,515
                                                                 --------------

Software-18.3%
Autodesk, Inc.*                                        889,000       40,120,570
Business Objects S.A.(a)                               779,585       26,712,497
Citrix Systems, Inc.(a)*                               650,800       17,942,556
McAfee, Inc.(a)*                                       534,400       16,048,032
Microsoft Corp.                                      5,489,100      141,069,870
NAVTEQ(a)*                                             219,300        8,579,016
Oracle Corp.(a)                                      4,295,100       54,461,868
Salesforce.com, Inc.(a)*                               278,200        6,952,218
SAP AG (ADR)*                                        1,584,000       68,016,960
                                                                 --------------
                                                                    379,903,587
                                                                 --------------

Miscellaneous-5.1%
Canon, Inc.                                            913,900       48,371,939
Hoya Corp.(a)                                        1,662,000       57,536,810
                                                                 --------------
                                                                    105,908,749
                                                                 --------------
                                                                  1,768,320,613
                                                                 --------------

Consumer Services-9.2%
Advertising-0.6%
aQuantive, Inc.(a)*                                    537,500       11,636,875
                                                                 --------------

Broadcasting & Cable-2.3%
Time Warner, Inc.                                    1,757,500       31,336,225
XM Satellite Radio Holdings, Inc. Cl.A(a)*             530,600       15,297,198
                                                                 --------------
                                                                     46,633,423
                                                                 --------------

Cellular Communications-5.1%
America Movil S.A. de C.V. (ADR)*                    2,423,100       63,606,375
O2 Plc                                               5,733,668       20,886,606
Vodafone Group Plc                                   8,371,382       21,979,182
                                                                 --------------
                                                                    106,472,163
                                                                 --------------

Entertainment & Leisure-0.5%
Activision, Inc.(a)*                                   668,533       10,542,771
                                                                 --------------

Retail - General Merchandise-0.7%
eBay, Inc.(a)*                                         380,700       15,075,720
                                                                 --------------
                                                                    190,360,952
                                                                 --------------

Utilities-2.1%
Telephone Utility-2.1%
China Telecom Corp., Ltd. Cl.H                      31,836,000       10,419,827
Sprint Corp.                                         1,397,780       32,582,252
                                                                 --------------
                                                                     43,002,079
                                                                 --------------

Capital Goods-1.4%
Electrical Equipment-0.7%
Sumitomo Electric Industries, Ltd.                   1,063,000       13,987,883
                                                                 --------------

Miscellaneous-0.7%
Nitto Denko Corp.                                      259,400       15,705,966
                                                                 --------------
                                                                     29,693,849
                                                                 --------------

Total Common Stocks & Other Investments
(cost $1,707,466,250)                                             2,031,377,493
                                                                 --------------

                                                     Principal
                                                       Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
SHORT-TERM INVESTMENT-1.6%
Time Deposit-1.6%
State Street Euro Dollar
3.10%, 11/01/05
(cost $33,455,000)                                    $ 33,455       33,455,000
                                                                 --------------

Total Investments Before Security Lending
   Collateral-99.4%
(cost $1,740,921,250)                                             2,064,832,493
                                                                 --------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-29.2%
Short-Term Investments
Deutsche Bank 4.12%, 2/26/06                            25,000       25,018,850
Goldman Sachs 4.16%-4.18%, 12/02/05-1/18/06             75,000       75,000,000
Gotham Funding 3.82%, 11/01/05                          20,000       19,970,366
Morgan Stanley 4.13%-4.15%, 12/13/05-7/10/06           140,000      140,012,458
Sigma Funding 4.11%-4.18%, 3/06/06-7/25/06              63,500       63,911,347
UBS Finance 3.90%, 11/01/05                            125,000      124,932,292
                                                                 --------------
                                                                    448,845,313
                                                                 --------------

                                                      Shares
                                                   -----------
UBS Private Money Market Fund, LLC, 3.87%          158,474,423      158,474,423
                                                                 --------------
Total Investment of Cash Collateral for
   Securities Loaned
(cost $607,319,736)                                                 607,319,736
                                                                 --------------

Total Investments-128.6%
(cost $2,348,240,986)                                             2,672,152,229
Other assets less liabilities-(28.6%)                              (593,562,987)
                                                                 --------------
Net Assets-100%                                                  $2,078,589,242
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate market value of these securities amounted to $37,530,556 or 1.81% of net assets.

     Glossary of Terms:
     ADR - American Depositary Receipt.
     GDR - Global Depositary Receipt.

COUNTRY BREAKDOWN*

     68.0% United States
      6.6% Japan
      3.3% Germany
      3.2% Bermuda
      3.1% Mexico
      2.8% India
      2.4% Taiwan
      2.4% France
      2.1% United Kingdom
      1.4% South Korea
      1.1% China
      1.0% Sweden
      0.5% Italy
      0.5% Canada
      1.6% Short-Term

*All data are as of October 31, 2005. The Fund's sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Technology Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005